Annual Report as of December 31, 2001

Letter to Shareholders
February 2002

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

We are pleased to provide the Evergreen Variable Annuity Trust annual report for the twelve month period ended December 31, 2001.

U.S. Equities Dipped for the Second Year in a Row

The U.S. equity markets were confounded from the very start in 2001. After unusually strong performance in the late 90s, the declines of 2000 were a shock -- surely 2001 would turn things around.

However, by the third Federal Reserve rate cut in March, investors realized that something was seriously wrong. Predictions for earnings growth were slashed throughout the corporate world. The early January consensus forecast for S&P 500 operating earnings growth was 9%. Unfortunately, with each quarterly earnings reporting period filled with disappointing corporate results, profit forecasts were drastically lowered. Average earnings ended the year declining 18%-20%.

The equity markets made an admirable attempt at a recovery during the second quarter, yet continued economic weakness and lowered corporate guidance tightened the vice grip on investors during the summer. Then, the unthinkable happened, and the September 11 tragedy resonated, literally, from Wall Street to Main Street. Any hopes for economic recovery in 2001 were quickly dashed and, upon reopening, the markets plunged.

The quick response of the Fed to provide liquidity and the orderly transition of the financial markets provided investors with a glimmer of hope in the final quarter of the year. Initial success of the United States’ war on terrorism resulted in improved confidence and the equity markets began a remarkable climb. From the lows achieved in late-September, the NASDAQ Composite climbed approximately 40%, followed by the Dow 30 and the S&P 500, each with gains in the 20% range.

All in all, the year proved to be very disappointing for equity investors. Despite the late recovery, the major market averages all declined for the second consecutive year. Few areas were spared, as eight of the ten sectors in the S&P 500 were down. Only consumer discretionary and materials, riding the potential for a positive impact to earnings from the aggressive Fed, managed a gain for the year. While the nineties delivered spectacular returns, the new millennium has proved to be a more challenging period for common stocks, thus far.

The Bond Market Continued a Remarkable Climb

In contrast to poor performance in the equity markets for much of the year, 2001 was another fantastic year for bonds. As the economy slowed and slipped into recession, ratcheting down corporate earnings, investors sought the relative safety of bonds. The Federal Reserve, in an attempt to cushion economic damage, was very aggressive, providing 11 interest rate cuts in twelve months, propelling the bond market higher.

The yield curve steepened dramatically throughout the year in response to Fed action. This steepening was further accentuated by a “flight to quality” following the terrorist attacks of September 11. In fact, by October 30th, the yield on the 2-year Treasury was at a 25-year low. For much of the year, the longer end of the market lagged shorter term Treasuries, as investors -- ever watchful for inflation -- feared that the Fed and Congress were being overly stimulative with interest rates and tax cuts. However, a surprise Halloween announcement from the Treasury Department, suspending 30-year bond issuance, finally brought longer-term rates down as well.

As much as there was good news for bond investors, there were many challenges, as well. As the economy slowed, many companies that had leveraged their balance sheets during the strong economy of the mid-nineties found that declining revenues caused great pressure on their ability to honor their debt

Letter to Shareholders (continued)
February 2002

obligations. Many well-known companies found their credit ratings diminished and investor concern about their future greatly expanded. As a result, there was an unusually large spread among bond sectors with high quality issues providing the best performance.

Toward the end of 2001, signs of economic recovery triggered a reversal in the bond market. Beginning in November, we got a taste of what a little “good news” can do. While stock market investors celebrated military successes in Afghanistan and an economic recovery ahead, bonds declined. The declines continued in December, washing away earlier hopes for double-digit returns in the bond market for the year.

The past year has reminded all investors that managing risk through different asset classes provides reduced volatility in a period of unstable capital markets.

Diversification Remains Important

An environment like the past twelve months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. An exposure to various types of investments should remain an important component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Fund at a Glance as of December 31, 2001

“Going forward, an equity market rebound will largely
depend on how quickly the economy recovers and how
that translates into increased corporate profits.”

Portfolio Management

William E. Zieff
Tenure: May 2000

PERFORMANCE & RETURNS1

Portfolio Inception Date:	9/29/1999

Average Annual Returns

1 year	-11.97%

Since Portfolio Inception	-3.45%

12-month income dividends per share	$0.10

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Equity Index Fund1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500 Index) and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Institutional Asset Management. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2001 and subject to change.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Portfolio Manager Interview

How did the fund perform?

The Evergreen VA Equity Index Fund returned -11.97% for the twelve-month period ended December 31, 2001, closely tracking the S&P 500 Index, which returned -11.87% for the same period. During the twelve months, the average return of variable annuity portfolios tracking the S&P 500 Index was -12.22%, according to Lipper, Inc., an independent monitor of mutual fund performance. The fund ranked in the 7th percentile within this group. The fund’s objective is to provide exposure to the S&P 500 Index, with minimal variation. Typically, the fund’s performance will closely align with that of the Index. However, there will be slight variation due to trading and administrative costs. The investment process is designed to keep these costs low and minimize the differential in returns between the fund and the S&P 500 Index.

Portfolio Characteristics
(as of 12/31/2001)

Total Net Assets	$32,141,147

Number of Holdings	501

P/E Ratio	24.4x

What was the fund’s investment environment like during the period?

The year 2001 will not be forgotten quickly, marked by the tragic events that took place on September 11. For equity investors, returns were disappointing as the S&P 500 Index declined for the second consecutive year. The September 11 attacks sparked extreme volatility in the equity markets, as investors reacted quickly to any news, either positive or negative. Transportation stocks were the hardest hit immediately following the attacks, while defense stocks rallied, as did defensive “flight to quality” sectors, such as food and pharmaceuticals. In the fourth quarter, investors returned to more cyclical stocks which caused technology shares to jump 34.0% while consumer discretionary returned 24.3%, for the fourth quarter.

For the year, the best performing sectors were consumer discretionary returning 12.1% and materials returning 2.7%. Within consumer discretionary, specialty retail and computer and electronic retail were particularly strong, up 61.6% and 60.9%, respectively. Within the S&P 500 Index, the largest negative contributions to performance came from the technology returning -24.1% and energy returning -17.4% sectors. Technology shares suffered during the period as corporate profit reports continued to disappoint investors. The industries that were hardest hit within technology were computers and peripherals down -72.6% and communications equipment down -60.7%.

There continued to be many changes to the S&P 500 Index this year with a total of 29 changes for the year. The majority of changes were generated by deletions occurring from merger and acquisition activity and spin-offs, of that activity 20 companies were affected. The remaining nine changes were migrations from the S&P Mid-Cap and Small Cap indexes or from a lack of representation.

Top 5 Sectors
(as a percentage of 12/31/2001 net assets)

Financials	17.8%

Information Technology	17.3%

Healthcare	14.0%

Consumer Discretionary	13.0%

Industrials	10.9%

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Portfolio Manager Interview

How did all these changes affect the fund?

The changes in the composition of the index were incorporated into the fund, so the fund continued to track the performance of the S&P 500 Index. Additions and deletions are closely monitored so that they can be reflected in the portfolio in the most timely and cost effective manner. We use various portfolio construction tools in the daily investment of cash flows to help keep the fund in line with the benchmark in terms of industry weights and portfolio characteristics. As a result, the fund has remained fully invested at all times, and is rebalanced daily to ensure consistency with the S&P 500 Index.

Top 10 Holdings
(as a percentage of 12/31/2001 net assets)

General Electric Co.	3.8%

Microsoft Corp.	3.4%

Exxon Mobil Corp.	2.5%

Citigroup, Inc.	2.5%

Wal-Mart Stores, Inc.	2.4%

Pfizer, Inc.	2.4%

Intel Corp.	2.0%

International Business Machines Corp.	2.0%

American International Group, Inc.	2.0%

Johnson & Johnson Co.	1.7%

What is your outlook for the next twelve months?

Equity markets bounced back in the fourth quarter of 2001 as consumer confidence rose, buoyed by the Federal Reserve’s efforts, lower energy prices and a move back toward normalcy after the terrorist crisis. Going forward, an equity market rebound will largely depend on how quickly the economy recovers and how that translates into increased corporate profits.

The Fed has been very aggressive in lowering interest rates, with the goal of causing consumers and corporations to stimulate an economic rebound. Nonetheless, high unemployment and large credit card write-offs persist, potentially signaling a limit to consumer spending, which would extend the time it takes for the economy to strengthen. In recent weeks, strengthening of consumer sentiment and a decline in the rate of job cuts have provided some positive signs of stabilization. In the immediate future, the market will be looking to 2001 final year earnings reports and, along with them, indications from companies about their own outlooks.

Despite our view that equity market volatility is likely to continue for the next few quarters, it is well known that trying to precisely time an absolute bottom may be impossible. Longer term, we believe equities represent an attractive investment and the fund provides an effective way to achieve a diversified exposure to opportunities in the stock market.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended December 31,
	2001	2000	1999 (a)

Net asset value, beginning of period	$10.30	$11.48	$10.00

Income from investment operations

Net investment income	0.10	0.10	0.03

Net realized and unrealized gains or losses on securities and futures contracts	(1.33)	(1.15)	1.51

Total from investment operations	(1.23)	(1.05)	1.54

Distributions to shareholders from

Net investment income	(0.10)	(0.10)	(0.03)

Net realized gains	0	(0.03)	(0.03)

Total distributions to shareholders	(0.10)	(0.13)	(0.06)

Net asset value, end of period	$8.97	$10.30	$11.48

Total return*	(11.97%)	(9.11%)	15.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$32,141	$31,796	$18,685

Ratios to average net assets

Expenses‡	0.30%	0.31%	0.31%†

Net investment income	1.09%	1.15%	1.34%†

Portfolio turnover rate	4%	11%	5%

(a)For the period from September 29, 1999 (commencement of operations) to December 31, 1999.

*Total return does not reflect charges attributable to your insurance company’s separate account.

†Annualized.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments
December 31, 2001

	Shares	Value

COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
Cooper Tire & Rubber Co.	219	$3,495
Dana Corp.	448	6,218
Delphi Automotive Systems Corp.	1,698	23,195
Eaton Corp.	209	15,552
Genuine Parts Co.	525	19,268
Goodyear Tire & Rubber Co.	494	11,762
Johnson Controls, Inc.	264	21,318
TRW, Inc.	383	14,186
Visteon Corp.	397	5,971
120,965
Automobiles - 0.7%
Ford Motor Co.	5,487	86,256
General Motors Corp.	1,683	81,794
Harley-Davidson, Inc.	918	49,856
217,906
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp., Class A	1,773	49,786
Darden Restaurants, Inc.	353	12,496
Harrahs Entertainment, Inc. *	340	12,583
Hilton Hotels Corp.	1,118	12,209
Marriott International, Inc., Class A	730	29,674
McDonald’s Corp.	3,895	103,101
Starbucks Corp. *	1,153	21,965
Starwood Hotels & Resorts	602	17,970
Tricon Global Restaurants, Inc. *	442	21,746
Wendy’s International, Inc.	317	9,247
290,777
Household Durables - 0.3%
Black & Decker Corp.	242	9,131
Centex Corp.	184	10,504
KB Home	152	6,095
Leggett & Platt, Inc.	595	13,685
Maytag Corp.	230	7,137
Newell Rubbermaid, Inc.	808	22,276
Snap-on, Inc.	175	5,890
Stanley Works	259	12,062
Tupperware Corp.	175	3,369
Whirlpool Corp.	202	14,813
104,962
Leisure Equipment & Products - 0.3%
Brunswick Corp.	265	5,766
Eastman Kodak Co.	879	25,869
Hasbro, Inc.	523	8,488
International Game Technology *	266	18,168
Mattel, Inc.	1,306	22,463
80,754

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Media - 4.0%
AOL Time Warner, Inc. *	13,413	$430,557
Clear Channel Communications, Inc. *	1,811	92,198
Comcast Cable Communications Corp., Class A *	2,866	103,176
Dow Jones & Co., Inc.	257	14,066
Gannett Co., Inc.	803	53,986
Interpublic Group of Companies, Inc.	1,144	33,794
Knight-Ridder, Inc.	255	16,557
McGraw-Hill Companies, Inc.	586	35,734
Meredith Corp.	150	5,348
New York Times Co., Class A	459	19,852
Omnicom Group, Inc.	562	50,215
TMP Worldwide, Inc. *	335	14,371
Tribune Co.	905	33,874
Univision Communications, Inc., Class A *	637	25,773
Viacom, Inc., Class B *	5,373	237,218
Walt Disney Co.	6,177	127,987
1,294,706
Multi-line Retail - 3.7%
Big Lots, Inc. *	343	3,567
Costco Wholesale Corp. *	1,370	60,800
Dillards, Inc., Class A	257	4,112
Dollar General Corp.	1,002	14,930
Family Dollar Stores, Inc.	520	15,590
Federated Department Stores, Inc. *	584	23,886
J.C. Penney Co., Inc.	797	21,439
Kmart Corp. *	1,510	8,245
Kohl’s Corp. *	1,015	71,496
May Department Stores Co.	906	33,504
Sears, Roebuck & Co.	977	46,544
Target Corp.	2,735	112,272
Wal-Mart Stores, Inc.	13,505	777,213
1,193,598
Specialty Retail - 2.4%
Autozone, Inc. *	327	23,479
Bed Bath & Beyond, Inc. *	879	29,798
Best Buy Co., Inc. *	636	47,369
Circuit City Stores, Inc.	630	16,349
Gap, Inc.	2,613	36,425
Home Depot, Inc.	7,100	362,171
Limited, Inc.	1,299	19,121
Lowe’s Companies, Inc.	2,346	108,878
Nordstrom, Inc.	405	8,193
Office Depot, Inc. *	930	17,242
RadioShack Corp.	543	16,344
Staples, Inc. *	1,399	26,161
Tiffany & Co.	442	13,910
TJX Companies, Inc.	826	32,925
Toys “R” Us, Inc. *	599	12,423
770,788

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.3%
Cintas Corp.	513	$24,624
Jones Apparel Group, Inc. *	380	12,605
Liz Claiborne, Inc.	160	7,960
Nike, Inc., Class B	814	45,779
Reebok International, Ltd. *	177	4,691
V.F. Corp.	339	13,224
108,883
CONSUMER STAPLES - 8.2%
Beverages - 2.5%
Adolph Coors Co.	109	5,821
Anheuser-Busch Companies, Inc.	2,679	121,117
Brown-Forman Corp., Class B	208	13,021
Coca Cola Enterprises, Inc.	1,350	25,569
Coca-Cola Co.	7,535	355,275
Pepsi Bottling Group, Inc.	860	20,210
PepsiCo., Inc.	5,301	258,106
799,119
Food & Drug Retailing - 1.1%
Albertsons, Inc.	1,228	38,670
CVS Corp.	1,184	35,046
Kroger Co. *	2,434	50,798
Safeway, Inc. *	1,521	63,502
SuperValu, Inc.	401	8,870
SYSCO Corp.	2,020	52,964
Walgreen Co.	3,091	104,043
Winn-Dixie Stores, Inc.	425	6,056
359,949
Food Products - 1.4%
Archer-Daniels Midland Co.	2,004	28,757
Campbell Soup Co.	1,238	36,979
Conagra, Inc.	1,628	38,698
General Mills, Inc.	1,103	57,367
H.J. Heinz Co.	1,061	43,628
Hershey Foods Corp.	411	27,825
Kellogg Co.	1,231	37,053
Sara Lee Corp.	2,373	52,752
Unilever NV	1,734	99,896
W.M. Wrigley Junior Co.	682	35,034
457,989
Household Products - 1.1%
Alberto Culver Co., Class B	171	7,650
American Greetings Corp., Class A	192	2,646
Clorox Co.	705	27,883
Procter & Gamble Co.	3,929	310,902
349,081

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
CONSUMER STAPLES - continued
Personal Products - 1.1%
Avon Products, Inc.	716	$33,294
Colgate-Palmolive Co.	1,672	96,558
Gillette Co.	3,198	106,813
International Flavors & Fragrances, Inc.	290	8,616
Kimberly-Clark Corp.	1,591	95,142
340,423
Tobacco - 1.0%
Philip Morris Companies, Inc.	6,565	301,005
UST, Inc.	501	17,535
318,540
ENERGY - 6.2%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	1,018	37,126
Halliburton Co.	1,301	17,043
Nabors Industries, Inc. *	427	14,659
Noble Drilling Corp. *	401	13,650
Rowan Co., Inc. *	286	5,540
Schlumberger, Ltd.	1,744	95,833
Transocean Sedco Forex, Inc.	964	32,603
216,454
Oil & Gas - 5.6%
Amerada Hess Corp.	271	16,937
Anadarko Petroleum Corp.	754	42,865
Apache Corp.	419	20,905
Ashland, Inc.	211	9,723
Burlington Resources, Inc.	608	22,824
ChevronTexaco Corp.	3,233	289,709
Conoco, Inc.	1,894	53,600
Devon Energy Corp.	382	14,764
EOG Resources, Inc.	351	13,728
Exxon Mobil Corp.	20,727	814,571
Kerr-McGee Corp.	304	16,659
Occidental Petroleum Corp.	1,132	30,032
Phillips Petroleum Co.	1,155	69,600
Royal Dutch Petroleum Co.	6,436	315,493
Sunoco, Inc.	238	8,887
Unocal Corp.	738	26,620
USX-Marathon Group *	935	28,050
1,794,967
FINANCIALS - 17.8%
Banks - 5.8%
AmSouth Bancorp	1,104	20,866
Bank of America Corp.	4,767	300,083
Bank of New York Co., Inc.	2,230	90,984
Bank One Corp.	3,534	138,003
BB&T Corp.	1,373	49,579
Charter One Financial, Inc.	681	18,489
Comerica, Inc.	542	31,057
Fifth Third Bancorp	1,751	107,389
FleetBoston Financial Corp.	3,166	115,559

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
FINANCIALS - continued
Banks - continued
Golden West Financial Corp.	478	$28,130
Huntington Bancshares, Inc.	761	13,082
KeyCorp	1,283	31,228
Mellon Financial Corp.	1,418	53,345
National City Corp.	1,836	53,685
Northern Trust Corp.	676	40,709
PNC Financial Services Group	861	48,388
Regions Financial Corp.	689	20,629
SouthTrust Corp.	1,038	25,607
Suntrust Banks, Inc.	875	54,862
Synovus Financial Corp.	883	22,119
U.S. Bancorp	5,911	123,717
Union Planters Corp.	416	18,774
Wachovia Corporation (w)	4,123	129,297
Washington Mutual, Inc.	2,654	86,786
Wells Fargo & Co.	5,136	223,159
Zions Bancorp	280	14,722
1,860,248
Diversified Financials - 7.6%
American Express Co.	4,043	144,295
Bear Stearns Companies, Inc.	286	16,771
Capital One Financial Corp.	651	35,121
Charles Schwab Corp.	4,141	64,061
Citigroup, Inc.	15,589	786,933
Conseco, Inc.	1,045	4,661
Countrywide Credit Industries, Inc.	370	15,159
Crane Co.	180	4,615
Fannie Mae	3,027	240,646
Fortune Brands, Inc.	450	17,815
Franklin Resources, Inc.	790	27,863
Freddie Mac	2,106	137,732
Household International, Inc.	1,387	80,363
J.P. Morgan Chase & Co.	5,978	217,300
John Hancock Financial Services, Inc.	905	37,376
Lehman Brothers Holdings, Inc.	722	48,230
MBNA Corp.	2,583	90,922
Merrill Lynch & Co., Inc.	2,564	133,636
Moody’s Corp.	473	18,854
Morgan Stanley Dean Witter & Co.	3,323	185,889
Providian Financial Corp.	861	3,057
State Street Corp.	987	51,571
Stilwell Financial, Inc.	671	18,265
T. Rowe Price Group, Inc.	373	12,954
USA Education, Inc.	475	39,909
2,433,998

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
FINANCIALS - continued
Insurance - 4.2%
AFLAC, Inc.	1,582	$38,854
Allstate Corp.	2,160	72,792
AMBAC Financial Group, Inc.	321	18,573
American International Group, Inc.	7,916	628,531
Aon Corp.	816	28,984
Chubb Corp.	514	35,466
CIGNA Corp.	438	40,581
Cincinnati Financial Corp.	487	18,579
Hartford Financial Services Group, Inc.	743	46,683
Jefferson Pilot Corp.	456	21,099
Lincoln National Corp.	574	27,879
Loew’s Corp.	580	32,120
Marsh & McLennan Co.	832	89,399
MBIA, Inc.	450	24,134
MetLife, Inc.	2,196	69,569
MGIC Investment Corp.	325	20,059
Progressive Corp.	224	33,443
SAFECO Corp.	387	12,055
St. Paul Companies, Inc.	628	27,613
Torchmark Corp.	376	14,788
UnumProvident Corp.	732	19,405
XL Capital, Ltd., Class A	402	36,727
1,357,333
Real Estate - 0.2%
Equity Office Properties Trust REIT	1,255	37,751
Equity Residential Properties Trust REIT	821	23,571
Pulte Homes, Inc.	178	7,951
69,273
HEALTH CARE - 14.0%
Biotechnology - 1.1%
Amgen, Inc. *	3,168	178,802
Applera Corp.	640	25,133
Biogen, Inc. *	451	25,865
Chiron Corp. *	575	25,208
Genzyme Corp. *	643	38,490
Immunex Corp. *	1,650	45,721
MedImmune, Inc. *	649	30,081
369,300
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc.	162	6,101
Baxter International, Inc.	1,789	95,944
Becton Dickinson & Co.	781	25,890
Biomet, Inc.	814	25,153
Boston Scientific Corp. *	1,222	29,475
C.R. Bard, Inc.	154	9,933
Guidant Corp. *	923	45,965
Medtronic, Inc.	3,666	187,736
Saint Jude Medical, Inc. *	264	20,500
Stryker Corp.	595	34,730
Zimmer Holdings, Inc. *	589	17,988
499,415

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Aetna, Inc. *	432	$14,252
Cardinal Health, Inc.	1,366	88,326
HCA-The Healthcare Corp.	1,561	60,161
Health Management Associates, Inc., Class A *	743	13,671
HealthSouth Corp. *	1,189	17,621
Humana, Inc. *	511	6,025
Manor Care, Inc. *	312	7,397
McKesson HBOC, Inc.	867	32,426
Quintiles Transnational Corp. *	362	5,810
Tenet Healthcare Corp. *	984	57,780
UnitedHealth Group, Inc.	945	66,878
Wellpoint Health Networks, Inc., Class A *	193	22,552
392,899
Pharmaceuticals - 10.1%
Abbott Laboratories	4,704	262,248
Allergan, Inc.	400	30,020
American Home Products Corp.	3,997	245,256
AmerisourceBergen Corp.	312	19,828
Bristol-Myers Squibb Co.	5,863	299,013
Eli Lilly & Co.	3,409	267,743
Forest Laboratories, Inc. *	539	44,171
Johnson & Johnson Co.	9,294	549,275
King Pharmaceuticals, Inc. *	741	31,218
Merck & Co., Inc.	6,892	405,250
Pfizer, Inc.	19,049	759,103
Pharmacia Corp.	3,907	166,633
Schering-Plough Corp.	4,437	158,889
Watson Pharmaceuticals, Inc. *	321	10,076
3,248,723
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
B.F. Goodrich Corp.	309	8,226
Boeing Co.	2,538	98,424
General Dynamics Corp.	610	48,580
Lockheed Martin Corp.	1,335	62,304
Northrop Grumman Corp.	334	33,671
Raytheon Co.	1,184	38,444
Rockwell Collins, Inc. *	554	10,803
United Technologies Corp.	1,420	91,775
392,227
Air Freight & Couriers - 0.2%
FedEx Corp. *	903	46,848
Airlines - 0.2%
AMR Corp. *	466	10,331
Delta Air Lines, Inc.	373	10,914
Southwest Airlines Co.	2,319	42,855
US Airways Group, Inc. *	203	1,287
65,387

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
INDUSTRIALS - continued
Building Products - 0.1%
Masco Corp.	1,394	$34,153
Commercial Services & Supplies - 2.1%
Allied Waste Industries, Inc. *	598	8,408
Automatic Data Processing, Inc.	1,868	110,025
Avery Dennison Corp.	335	18,937
Cendant Corp. *	2,974	58,320
Computer Sciences Corp. *	516	25,274
Concord EFS, Inc. *	1,526	50,022
Convergys Corp. *	518	19,420
Deluxe Corp.	201	8,358
Equifax, Inc.	439	10,602
First Data Corp.	1,156	90,688
Fiserv, Inc. *	565	23,911
H&R Block, Inc.	554	24,764
IMS Health, Inc.	893	17,422
Paychex, Inc.	1,132	39,450
Pitney Bowes, Inc.	739	27,794
R.R. Donnelley & Sons Co.	347	10,302
Robert Half International, Inc. *	531	14,178
Sabre Group Holdings, Inc., Class A *	403	17,067
Waste Management, Inc.	1,902	60,693
Xerox Corp.	2,182	22,736
658,371
Construction & Engineering - 0.0%
Fluor Corp.	240	8,976
McDermott International, Inc. *	185	2,270
11,246
Electrical Equipment - 0.2%
American Power Conversion Corp. *	591	8,546
Cooper Industries, Inc.	283	9,882
Molex, Inc.	592	18,322
Power One, Inc. *	238	2,478
Thermo Electron Corp. *	539	12,861
Thomas & Betts Corp.	176	3,722
55,811
Industrial Conglomerates - 5.7%
Danaher Corp.	433	26,114
General Electric Co.	30,080	1,205,606
Honeywell International, Inc.	2,464	83,332
ITT Industries, Inc.	267	13,484
Minnesota Mining & Manufacturing Co.	1,188	140,434
Textron, Inc.	427	17,703
Tyco International, Ltd.	6,045	356,051
1,842,724
Machinery - 0.7%
Caterpillar, Inc.	1,042	54,445
Cummins, Inc.	124	4,779
Deere & Co.	712	31,086

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	616	$22,835
Illinois Tool Works, Inc.	922	62,438
Ingersoll Rand Co.	511	21,365
Navistar International Corp. *	180	7,110
Paccar, Inc.	233	15,289
Parker-Hannifin Corp.	355	16,298
235,645
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	1,172	33,437
CSX Corp.	647	22,677
Norfolk Southern Corp.	1,166	21,373
Ryder Systems, Inc.	182	4,031
Union Pacific Corp.	752	42,864
124,382
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	283	13,584
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.6%
Avaya, Inc. *	869	10,558
CIENA Corp. *	992	14,195
Cisco Systems, Inc. *	22,225	402,495
Comverse Technology, Inc. *	562	12,572
Corning, Inc.	2,866	25,565
Lucent Technologies, Inc.	10,345	65,070
Motorola, Inc.	6,744	101,295
Nortel Networks Corp.	9,698	72,735
QUALCOMM, Inc. *	2,316	116,958
Scientific Atlanta, Inc.	474	11,348
Tellabs, Inc. *	1,241	18,565
851,356
Computers & Peripherals - 4.3%
Apple Computer, Inc. *	1,063	23,280
Compaq Computer Corp.	5,133	50,098
Dell Computer Corp. *	7,908	214,939
EMC Corp. *	6,713	90,223
Gateway, Inc. *	979	7,871
Hewlett-Packard Co.	5,878	120,734
International Business Machines Corp.	5,220	631,411
Lexmark International Group, Inc., Class A *	394	23,246
NCR Corp. *	292	10,763
Network Appliance, Inc. *	1,003	21,936
NVIDIA Corp. *	438	29,302
Palm, Inc. *	1,719	6,670
QLogic Corp. *	280	12,463
Sun Microsystems, Inc. *	9,822	120,811
Symbol Technologies, Inc.	692	10,989
Unisys Corp. *	967	12,126
1,386,862

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. *	1,396	$39,800
Andrew Corp. *	246	5,385
Emerson Electric Co.	1,300	74,230
JDS Uniphase Corp. *	4,023	34,920
Millipore Corp.	143	8,680
PerkinElmer, Inc.	370	12,957
Rockwell International Corp.	554	9,895
Sanmina Corp. *	1,576	31,362
Solectron Corp. *	2,486	28,042
Tektronix, Inc. *	279	7,193
252,464
Internet Software & Services - 0.1%
Yahoo, Inc. *	1,726	30,619
IT Consulting & Services - 0.3%
Electronic Data Systems Corp.	1,436	98,438
Semiconductor Equipment & Products - 4.2%
Advanced Micro Devices, Inc. *	1,030	16,336
Altera Corp. *	1,167	24,764
Analog Devices, Inc. *	1,096	48,651
Applied Materials, Inc. *	2,473	99,167
Applied Micro Circuits Corp. *	904	10,233
Broadcom Corp. *	795	32,492
Conexant Systems, Inc. *	772	11,086
Intel Corp.	20,337	639,599
Jabil Circuit, Inc. *	597	13,564
KLA-Tencor Corp. *	563	27,902
Linear Technology Corp.	959	37,439
LSI Logic Corp. *	1,112	17,547
Maxim Integrated Products, Inc. *	979	51,407
Micron Technology, Inc. *	1,816	56,296
National Semiconductor Corp. *	533	16,411
Novellus Systems, Inc. *	432	17,042
PMC-Sierra, Inc. *	498	10,588
Teradyne, Inc. *	548	16,517
Texas Instruments, Inc.	5,249	146,972
Vitesse Semiconductor Corp. *	577	7,172
Xilinx, Inc. *	1,012	39,519
1,340,704
Software - 5.0%
Adobe Systems, Inc.	719	22,325
Autodesk, Inc.	163	6,075
BMC Software, Inc. *	738	12,081
Citrix Systems, Inc. *	569	12,894
Computer Associates International, Inc.	1,747	60,254
Compuware Corp. *	1,127	13,287
Intuit, Inc. *	643	27,507
Mercury Interactive Corp. *	250	8,495
Microsoft Corp. *	16,319	1,081,134
Novell, Inc. *	1,097	5,035
Oracle Corp. *	16,852	232,726
Parametric Technology Corp. *	796	6,217

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Peoplesoft, Inc. *	918	$36,904
Sapient Corp. *	383	2,957
Siebel Systems, Inc. *	1,401	39,200
Veritas Software Corp. *	1,215	54,468
1,621,559
MATERIALS - 2.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	692	32,462
Dow Chemical Co.	2,733	92,321
E.I. du Pont de Nemours & Co.	3,106	132,036
Eastman Chemical Co.	233	9,092
Ecolab, Inc.	386	15,536
Engelhard Corp.	396	10,961
FMC Corp. *	95	5,653
Great Lakes Chemical Corp.	152	3,691
Hercules, Inc. *	327	3,270
Pall Corp.	372	8,950
PPG Industries, Inc.	511	26,429
Praxair, Inc.	488	26,962
Rohm & Haas Co.	667	23,098
Sherwin-Williams Co.	468	12,870
Sigma-Aldrich Corp.	222	8,749
412,080
Construction Materials - 0.1%
Vulcan Materials Co.	307	14,718
Containers & Packaging - 0.1%
Ball Corp.	84	5,939
Bemis Co., Inc.	161	7,918
Pactiv Corp. *	481	8,538
Sealed Air Corp. *	253	10,327
Temple-Inland, Inc.	150	8,509
41,231
Metals & Mining - 0.7%
Alcan Aluminum, Ltd.	972	34,924
Alcoa, Inc.	2,573	91,470
Allegheny Technologies, Inc.	243	4,070
Barrick Gold Corp.	1,622	25,871
Freeport McMoRan Copper & Gold, Inc., Class B *	436	5,838
Inco, Ltd. *	551	9,334
Newmont Mining Corp.	592	11,313
Nucor Corp.	236	12,498
Phelps Dodge Corp.	238	7,711
Placer Dome, Inc.	993	10,834
USX-U.S. Steel Group *	269	4,872
Worthington Industries, Inc.	258	3,664
222,399

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
MATERIALS - continued
Paper & Forest Products - 0.5%
Boise Cascade Corp.	174	$5,918
Georgia-Pacific Corp.	696	19,217
International Paper Co.	1,460	58,911
Louisiana Pacific Corp.	317	2,675
Mead Corp.	300	9,267
Westvaco Corp.	310	8,819
Weyerhaeuser Co.	653	35,314
Willamette Industries, Inc.	333	17,356
157,477
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
ADC Telecommunications, Inc. *	2,392	11,003
ALLTEL Corp.	941	58,088
AT&T Corp.	10,720	194,461
BellSouth Corp.	5,684	216,844
Centurytel, Inc.	427	14,006
Citizens Communications Co.	849	9,050
Qwest Communications International, Inc. *	5,045	71,286
SBC Communications, Inc.	10,186	398,986
Sprint Corp.	2,688	53,975
Verizon Communications, Inc.	8,225	390,358
WorldCom, Inc. *	8,937	125,833
1,543,890
Wireless Telecommunications Services - 0.6%
AT&T Wireless Services, Inc. *	7,667	110,175
Nextel Communications, Inc. *	2,419	26,512
Sprint Corp. (PCS Group) *	2,987	72,913
209,600
UTILITIES - 3.1%
Electric Utilities - 2.5%
AES Corp. *	1,613	26,372
Allegheny Energy, Inc.	378	13,691
Ameren Corp.	416	17,597
American Electric Power Co., Inc.	977	42,529
Calpine Corp. *	925	15,531
Cinergy Corp.	482	16,113
CMS Energy Corp.	400	9,612
Consolidated Edison, Inc.	643	25,951
Constellation Energy Group, Inc.	496	13,169
Dominion Resources, Inc.	794	47,719
DTE Energy Co.	493	20,676
Duke Energy Corp.	2,352	92,339
Edison International *	988	14,919
Entergy Corp.	669	26,165
Exelon Corp.	973	46,587
FirstEnergy Corp.	902	31,552
FPL Group, Inc.	534	30,118
Mirant Corp. *	1,214	19,448
Niagara Mohawk Holdings, Inc. *	485	8,599
Nisource, Inc.	626	14,436

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

	Shares	Value

COMMON STOCKS - continued
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. *	1,174	$22,588
Pinnacle West Capital Corp.	256	10,714
PPL Corp.	442	15,404
Progress Energy, Inc.	663	29,855
Public Service Enterprise Group, Inc.	630	26,580
Reliant Energy, Inc.	902	23,921
Southern Co.	2,106	53,387
TECO Energy, Inc.	423	11,099
TXU Corp.	803	37,861
Xcel Energy, Inc.	1,047	29,044
793,576
Gas Utilities - 0.5%
Dynegy, Inc., Class A	1,063	27,106
El Paso Corp.	1,544	68,878
Keyspan Corp.	421	14,588
Kinder Morgan, Inc.	338	18,823
NICOR, Inc.	137	5,705
Peoples Energy Corp.	107	4,059
Sempra Energy	628	15,417
154,576
Multi-Utilities - 0.1%
Williams Companies, Inc.	1,559	39,786
Total Common Stocks		31,702,763

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.2%
U. S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 2.10%, 4/11/2002 (f)	$100,000	99,369

	Shares	Value

MUTUAL FUND SHARES - 0.9%
Evergreen Institutional Money Market Fund (o)	271,458	271,458
Total Short-Term Investments		370,827
Total Investments - (cost $36,348,618) - 99.8%		32,073,590
Other Assets and Liabilities - 0.2%		67,557
Net Assets - 100.0%		$32,141,147

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Schedule of Investments (continued)
December 31, 2001

*	Non income producing security.
(w)	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $135,416 at December 31, 2001. The Fund earned $3,022 from Wachovia Corporation during the year ended December 31, 2001.
(o)	The advisor of the Fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.
(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At December 31, 2001 the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2001	Unrealized Gain
March 2002	1 S&P 500 Index	$ 281,344	$ 287,300	$ 5,956

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statement of Assets and Liabilities
December 31, 2001

Assets
Identified cost of securities	$36,348,618
Net unrealized losses on securities	(4,275,028)

Market value of securities	32,073,590
Receivable for Fund shares sold	33,966
Dividends and interest receivable	32,485
Receivable from investment advisor	10,950
Prepaid expenses and other assets	15

Total assets	32,151,006

Liabilities
Payable for securities purchased	3,151
Payable for daily variation margin on open futures contracts	2,525
Due to other related parties	178
Accrued expenses and other liabilities	4,005

Total liabilities	9,859

Net assets	$32,141,147

Net assets represented by
Paid-in capital	$37,904,052
Accumulated net realized losses on securities and futures contracts	(1,493,833)
Net unrealized losses on securities and futures contracts	(4,269,072)

Total net assets	$32,141,147

Shares outstanding	3,584,157

Net asset value per share	$8.97

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statement of Operations
Year Ended December 31, 2001

Investment income
Dividends (net of foreign withholding taxes of $1,837)	$409,384
Interest	27,548

Total investment income	436,932

Expenses
Advisory fee	101,133
Administrative services fees	31,604
Transfer agent fee	292
Trustees’ fees and expenses	649
Printing and postage expenses	16,266
Custodian fee	7,858
Professional fees	14,367
Other	501

Total expenses	172,670
Less: Expense reductions	(971)
Fee waivers	(76,887)

Net expenses	94,812

Net investment income	342,120

Net realized and unrealized losses on securities and futures contracts
Net realized losses on:
Securities	(745,910)
Futures contracts	(125,501)

Net realized losses on securities and futures contracts	(871,411)

Net change in unrealized gains or losses on securities and futures contracts	(3,651,725)

Net realized and unrealized losses on securities and futures contracts	(4,523,136)

Net decrease in net assets resulting from operations	$(4,181,016)

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2001	2000

Operations
Net investment income	$342,120	$313,759
Net realized losses on securities and futures contracts	(871,411)	(563,215)
Net change in unrealized gains or losses on securities and futures contracts	(3,651,725)	(2,690,190)

Net decrease in net assets resulting from operations	(4,181,016)	(2,939,646)

Distributions to shareholders from
Net investment income	(342,014)	(315,610)
Net realized gains	0	(60,908)

Total distributions to shareholders	(342,014)	(376,518)

Capital share transactions
Proceeds from shares sold	6,550,832	18,344,044
Payment for shares redeemed	(1,927,534)	(2,150,452)
Net asset value of shares issued in reinvestment of distributions	244,545	233,471

Net increase in net assets resulting from capital share transactions	4,867,843	16,427,063

Total increase in net assets	344,813	13,110,899
Net assets
Beginning of period	31,796,334	18,685,435

End of period	$32,141,147	$31,796,334

Undistributed net investment income	$0	$0

Other Information:
Share increase (decrease)
Shares sold	684,822	1,632,156
Shares redeemed	(214,509)	(196,073)
Shares issued in reinvestment of distributions	27,468	23,069

Net increase in shares	497,781	1,459,152

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements

1. ORGANIZATION

The Evergreen VA Equity Index Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Futures Contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums relating to fixed-income securities held by the Fund. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

D. Federal Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements (continued)

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On May 11, 2001, the Fund’s Board of Trustees approved the transfer of the investment advisory contracts with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by Wachovia Corporation (formerly, First Union Corporation) and neither the fees nor services were changed.

EIMC, an indirect, wholly owned subsidiary of Wachovia Corporation, is the investment advisor to the Fund and is paid a management fee that is calculated and paid daily. The management fee is computed at a rate of 0.32% of the average daily net assets of the Fund.

During the year ended December 31, 2001, the amount of investment advisory fees waived by the investment advisor was $76,887. The impact on the Fund’s expense ratio represented as a percentage of its average daily net assets was 0.24%.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of Wachovia Corporation, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of Wachovia Corporation, is the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $6,622,278 and $1,127,876, respectively, for the year ended December 31, 2001.

On December 31, 2001, the aggregate cost of securities for federal income tax purposes was $37,233,667. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,623,605 and $7,783,682, respectively, with a net unrealized depreciation of $5,160,077.

As of December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $120,431 and 385,455 expiring in 2008 and 2009, respectively.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. As of December 31, 2001, the Fund incurred and elected to defer post October losses of $96,942.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and its custodian, a portion of the fund expenses have been reduced. The Fund received $971 in expense reductions. The impact of the total expense reductions on the Fund’s expense ratio represented as a percentage of its average net assets was 0.00%.

6. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Notes to Financial Statements (continued)

7. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended December 31, 2001, the Fund had no borrowings under this agreement.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Independent Auditors’ Report

Board of Trustees and Shareholders
Evergreen VA Equity Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Evergreen VA Equity Index Fund as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen VA Equity Index Fund, as of December 31, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 1, 2002

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Equity Index Fund
Additional Information (unaudited)

FEDERAL TAX STATUS OF DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended December 31, 2001 qualified for the dividends received deduction.

Board of Trustees
Name	Position with Trust	Term of Office	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds complex	Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 Age: 66	Trustee	1991	Investment Counselor with Appleton Partners, Inc. (investment advice); former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, Health Development Corp. (fitness-wellness centers); The Francis Ouimet Society.	105	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 Age: 62	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; former Managing Partner, Roscommon Capital Corp.; former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); former Chairman, Gifford, Drescher & Associates (environmental consulting).	105	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 Age: 62	Trustee	1983	Partner, Stonington Partners (private investment firm); Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.	105	Director of Phoenix Total Return Fund; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund.

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 Age: 62	Trustee	1988	Sales and Marketing Management with SMI-STEEL - South Carolina (steel producer); former Sales and Marketing Management with Nucor Steel Company.	105	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 Age: 62	Trustee	1993	Former Vice President and Director of Rexham Corporation (manufacturing); and Director of Carolina Cooperative Credit Union.	105	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 Age: 46	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A	105	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 Age: 60	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc (executive recruitment information and research company); former Vice Chairman, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); and Columnist, Commerce and Industry Association of New Jersey.	105	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 Age: 54	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; former Medical Director, U.S. Health Care/Aetna Health Services; former Managed Health Care Consultant; and former President, Primary Physician Care.	105	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 Age: 58	Trustee	1984	Attorney, Law Offices of Michael S. Scofield.	105	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 Age: 62	Trustee	1993	Independent Consultant; former Chairman, Environmental Warranty, Inc. (insurance agency); former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Hartford Hospital, Old State House Association; former Director of Enhance Financial Services, Inc.; former Director of CTG Resources, Inc. (natural gas); former Director Middlesex Mutual Assurance Company; former Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA.	105	None

Richard K. Wagoner, CFA* 200 Berkeley Street Boston, MA 02116 Age: 63	Trustee	1999	Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; former consultant to the Board of Trustees of the Evergreen Funds; former member, New York Stock Exchange; member, North Carolina Securities Traders Association; member, Financial Analysts Society.	105	None

* Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling (800) 343-2898.

Variable Annuities
NOT FDIC INSURED	May lose value No bank guarantee
Evergreen Investment Services, Inc.
58913	560854 12/01